Schedule I - Financial information of Parent Company - Statement of Shareholders' Equity - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements Captions [Line Items]
Balance	$ 54,046,682
Exercise of share options by employees	600	$ 26,785	$ 117,632
Share-based compensation	2,240,512	3,068,213	5,575,877
Net loss	(19,950,120)	(36,736,553)	(1,678,813)
Balance	35,445,676	54,046,682
Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	54,046,682	86,164,684	88,038,371
Exercise of share options by employees	600	26,785	117,632
Share-based compensation	858,415	782,196	2,382,934
Equity pick up from compensation of VIE's subsidiaries	852,497	1,409,022	2,030,877
Changes in controlling ownership interest			(382,665)
Foreign currency translation adjustment	(362,398)	2,400,548	(4,343,652)
Net loss	(19,950,120)	(36,736,553)	(1,678,813)
Balance	$ 35,445,676	$ 54,046,682	$ 86,164,684
Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Balance, shares	118,098,018	118,098,018	118,098,018
Exercise of share options by employees	$ 600	$ 26,785	$ 117,632
Balance, shares	118,098,018	118,098,018	118,098,018
Ordinary Shares | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	$ 57,000,417	$ 56,973,632	$ 56,856,000
Balance, shares	118,098,018	118,098,018	118,098,018
Exercise of share options by employees	$ 600	$ 26,785	$ 117,632
Balance	$ 57,001,017	$ 57,000,417	$ 56,973,632
Balance, shares	118,098,018	118,098,018	118,098,018
Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Share-based compensation	$ 1,710,912	$ 2,191,218	$ 4,413,811
Additional Paid-in Capital | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	34,368,210	32,176,992	28,145,846
Share-based compensation	858,415	782,196	2,382,934
Equity pick up from compensation of VIE's subsidiaries	852,497	1,409,022	2,030,877
Changes in controlling ownership interest			(382,665)
Balance	36,079,122	34,368,210	32,176,992
Accumulated Other Comprehensive Income (Loss) | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	6,654,191	4,253,643	8,597,295
Foreign currency translation adjustment	(362,398)	2,400,548	(4,343,652)
Balance	6,291,793	6,654,191	4,253,643
Retained Earnings/(Deficits) | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	(43,976,136)	(7,239,583)	(5,560,770)
Net loss	(19,950,120)	(36,736,553)	(1,678,813)
Balance	$ (63,926,256)	$ (43,976,136)	$ (7,239,583)